STATEMENT OF INVESTMENTS May 31, 2019 Unaudited

	Shares	Value		Shares	Value
Common Stocks—95.5%			Financials—5.7%
Consumer Discretionary—31.9%			Capital Markets—3.0%
Entertainment—0.9%			Charles Schwab
Activision Blizzard,			Corp. (The)	1,261,410	$ 52,487,270
Inc.	417,580	$ 18,110,445	CME Group, Inc. ,
Electronic Arts, Inc.[1]	197,890	18,419,601	Cl. A	107,960	20,741,275
		36,530,046	Intercontinental
Hotels, Restaurants & Leisure—3.4%			Exchange, Inc.	502,550	41,314,636
Cedar Fair LP2	1,257,697	64,255,740			114,543,181
Starbucks Corp.	867,540	65,985,092	Diversified Financial Services—1.0%
		130,240,832	Berkshire Hathaway,
Interactive Media & Services—11.7%			Inc. , Cl. B1	189,030	37,318,302
Alphabet, Inc. ,			Insurance—1.7%
Cl. C1	160,140	176,735,308	Progressive Corp.
Facebook, Inc. ,			(The)	811,750	64,355,540
Cl. A1	1,156,622	205,265,706	Health Care—10.1%
Snap, Inc. , Cl. A1	607,826	7,227,051	Biotechnology—2.7%
Tencent Holdings			Galapagos NV1	137,833	15,664,616
Ltd. , ADR	1,318,340	55,053,879	Gilead Sciences, Inc.	578,210	35,993,572
		444,281,944	Seattle Genetics,
Internet & Catalog Retail—9.9%			Inc.[1]	125,850	8,189,060
Alibaba Group			Vertex
Holding Ltd. ,			Pharmaceuticals,
Sponsored ADR[1]	112,672	16,817,423	Inc.[1]	266,540	44,293,617
Amazon. com, Inc.[1]	138,130	245,190,419			104,140,865
Booking Holdings,			Health Care Equipment & Supplies—1.0%
Inc.[1]	41,580	68,865,627	Intuitive Surgical,
eBay, Inc.	1,279,030	45,955,548	Inc.[1]	82,010	38,122,348
		376,829,017
			Health Care Providers & Services—4.8%
Specialty Retail—6.0%			Laboratory Corp. of
AutoNation, Inc.[1]	1,256,220	49,583,003	America Holdings[1]	301,600	49,043,176
AutoZone, Inc.[1]	50,810	52,187,459	UnitedHealth
CarMax, Inc.[1]	291,610	22,827,231	Group, Inc.	556,460	134,552,028
Lowe's Cos. , Inc.	1,113,680	103,884,071			183,595,204
		228,481,764
			Health Care Technology—0.9%
Consumer Staples—0.8%			Cerner Corp.[1]	486,780	34,059,997
Food Products—0.8%
Mondelez			Pharmaceuticals—0.7%
International, Inc. ,			Allergan plc	221,490	27,001,846
Cl. A	571,040	29,037,384	Industrials—10.8%
Energy—2.3%			Aerospace & Defense—2.6%
Oil, Gas & Consumable Fuels—2.3%			Lockheed Martin
Husky Energy, Inc.	3,729,692	35,017,602	Corp.	174,260	58,993,981
Magellan			Spirit AeroSystems
Midstream Partners			Holdings, Inc. , Cl. A	496,760	40,257,430
LP2	868,915	53,438,273			99,251,411
		88,455,875	Airlines—1.5%
			Spirit Airlines, Inc.[1]	1,200,540	55,320,883

1 INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value		Shares		Value
Commercial Services & Supplies—1.6%			Metals & Mining—1.2%
KAR Auction			Compass Minerals
Services, Inc.	1,050,410	$ 59,054,050	International, Inc.	868,100		$44,281,781
Machinery—1.8%			Utilities—1.2%
Deere & Co.	137,460	19,267,768	Gas Utilities—1.2%
Stanley Black &			AmeriGas Partners
Decker, Inc.	200,240	25,474,533	LP2	1,322,688		44,878,804
Wabtec Corp.	375,690	23,435,542	Total Common Stocks
		68,177,843	(Cost $2,535,495,545)			3,635,957,451
Road & Rail—2.6%
Canadian Pacific
Railway Ltd.	93,190	20,444,954	Investment Company—4.2%
Union Pacific Corp.	476,800	79,520,704	Invesco
		99,965,658	Oppenheimer
			Institutional
Trading Companies & Distributors—0.7%			Government Money
Fastenal Co.	922,940	28,232,735	Market Fund, Cl.
Information Technology—30.7%			IN, 1.38%[3] (Cost
Communications Equipment—1.7%			$160,853,508)	160,853,508		160,853,508
Motorola Solutions,
Inc.	438,840	65,804,058	Total
			Investments,
IT Services—6.6%			at Value (Cost
First Data Corp. ,			$2,696,349,053)	99.7%		3,796,810,959
Cl. A1	1,213,870	30,856,576	Net Other Assets
Mastercard, Inc. ,			(Liabilities)	0.3		11,909,269
Cl. A	871,570	219,191,139	Net Assets	100.0	% $	3,808,720,228
		250,047,715
Semiconductors & Semiconductor
Equipment—5.4%
Applied Materials,
Inc.	1,174,980	45,459,976
NVIDIA Corp.	393,080	53,246,616
QUALCOMM, Inc.	657,890	43,960,210
Texas Instruments,
Inc.	616,580	64,315,460
		206,982,262
Software—12.9%
Microsoft Corp.	2,457,550	303,949,784
salesforce. com, Inc.[1]	776,940	117,636,485
ServiceNow, Inc.[1]	260,130	68,135,851
		489,722,120
Technology Hardware, Storage &
Peripherals—4.1%
Apple, Inc.	892,838	156,309,149
Materials—2.0%
Chemicals—0.8%
Albemarle Corp.	488,702	30,934,837

2 INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND

Footnotes to Statement of Investments
1. Non-income producing security.
2. Security is a Master Limited Partnership.
3. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of May 31, 2019.

3 INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO STATEMENT OF INVESTMENTS May 31, 2019 Unaudited

1. Organization
Invesco Oppenheimer Capital Appreciation Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940
(“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation.
The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the
“Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-
Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies
Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S.
dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.
(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation
The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the "Exchange" or "NYSE") is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.
    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs
Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.
    The following methodologies are used to determine the market value or the fair value of the types of securities described below:
    Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales

4 INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND

3. Securities Valuation (Continued)
occurred, the security is valued at the mean between the quoted bid and asked prices. Over-
the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.
    Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
    Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as
determined in good faith by the Manager’s Valuation Committee. The Valuation Committee
considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions.When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation.Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.
These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities
(including securities actively traded on a securities exchange)
2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
    The Fund classifies each of its investments in investment companies which are publicly

5 INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)
offered as Level 1. Investment companies that are not publicly offered, if any, are classified as
Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$1,216,363,603	$ —	$ —	$ 1,216,363,603
Consumer Staples	29,037,384	—	—	29,037,384
Energy	88,455,875	—	—	88,455,875
Financials	216,217,023	—	—	216,217,023
Health Care	371,255,644	15,664,616	—	386,920,260
Industrials	410,002,580	—	—	410,002,580
Information Technology	1,168,865,304	—	—	1,168,865,304
Materials	75,216,618	—	—	75,216,618
Utilities	44,878,804	—	—	44,878,804
Investment Company	160,853,508	—	—	160,853,508
Total Assets	$3,781,146,343	$ 15,664,616	$ —	$ 3,796,810,959

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
    For the reporting period, there were no transfers between levels.

4. Investments and Risks
Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”).Affiliated Funds are management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the
Affiliated Funds.When applicable, the Fund's investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per
share.As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’
expenses, including their management fee. The Manager will waive fees and/or reimburse
Fund expenses in an amount equal to the indirect management fees incurred through the
Fund’s investment in the Affiliated Funds.
    Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the
Fund’s shares.To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

6 INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND

4. Investments and Risks (Continued)
Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes.
The Fund may invest in money market instruments by investing in Class E shares of Invesco
Oppenheimer Institutional Government Money Market Fund ("IGMMF"), which is an Affiliated
Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The
Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Master Limited Partnerships (“MLPs”). MLPs issue common units that represent an equity ownership interest in a partnership and provide limited voting rights. MLP common units are registered with the Securities and Exchange Commission (“SEC”), and are freely tradable on securities exchanges such as the NYSE and the NASDAQ Stock Market
(“NASDAQ”), or in the over-the-counter (“OTC”) market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. MLP common unit holders have a limited role in the partnership’s operations and management. The Fund, as a limited partner, normally would not be liable for the debts of the
MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an
MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after the Fund sold its investment in the MLP.

Equity Security Risk. Stocks and other equity securities fluctuate in price.The value of the
Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.
    The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities.
These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Market Risk Factors
The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market.
Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and

7 INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors (Continued)
principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the
U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period.
Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

8 INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND